Performance Management - Disciplined Value Series	Mar. 02, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series’ Class Z Shares and Class W Shares commenced operations on March 1, 2019, and all returns shown for each such class include the returns of the Series’ Class I Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Bar Chart [Heading]	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns Highest (quarter ended 12/31/2022): 15.22% Lowest (quarter ended 03/31/2020): (25.06)%
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	15.22%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2025
	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	15.88%	9.86%	10.77%
Return After Taxes on Distributions	13.27%	7.63%	8.42%
Return After Taxes on Distributions and Sale of Series Shares	11.01%	7.48%	8.23%
Class S Shares – Return Before Taxes	15.71%	9.66%	10.54%
Class W Shares – Return Before Taxes	16.39%	10.35%	11.10%
Class Z Shares – Return Before Taxes	16.11%	10.01%	10.87%
Indices: (reflect no deduction for fees, expenses, or taxes)
MSCI USA Index	17.31%	13.38%	14.22%
MSCI USA Value Index	12.97%	10.31%	9.53%

Performance Table One Class of after Tax Shown [Text]	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.manning-napier.com